Taxes Schedule of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Taxes [Abstract]
U.S. federal	$ 3,454	$ 5,562	$ 6,165
U.S. state and local	495	622	810
International	1,510	1,400	1,529
Total current tax provision	5,459	7,584	8,504
U.S. federal	1,054	(704)	(387)
U.S. state and local	51	(106)	(55)
International	(360)	(216)	(77)
Total deferred tax expense (benefit)	745	(1,026)	(519)
Total provision for income taxes	$ 6,204	$ 6,558	$ 7,985